Segments - Summary of Segment Profit (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts Allocated To Segments [Abstract]
Consolidated operating income (loss)		$ 2,157	$ (303)	$ 433
Amounts Not Allocated To Segments [Abstract]
Amortization		581	588	616
Other asset impairments, restructuring and other items		1,050	1,388	718
Goodwill impairment	$ 0	0	1,280	700
Intangible asset impairments		259	251	350
Legal settlements and loss contingencies		473	761	1,043
Other Unallocated Amounts		384	364	502
Revenues		17,258	16,544	15,846
R&D expenses		1,013	998	953
S&M expenses		2,686	2,541	2,336
G&A expenses		1,287	1,161	1,162
Segment profit		2,157	(303)	433
Financial expenses, net		934	981	1,057
Consolidated income (loss) before income taxes		1,223	(1,284)	(624)
United States [Member]
Amounts Allocated To Segments [Abstract]
Consolidated operating income (loss)		3,313	2,219	2,315
Amounts Not Allocated To Segments [Abstract]
Revenues		7,690	6,498	6,154
Cost of Sales		2,236	2,312	2,051
R&D expenses		633	633	604
S&M expenses		1,051	925	813
G&A expenses		456	407	373
Other		1	2	(2)
Segment profit		3,313	2,219	2,315
Europe [Member]
Amounts Allocated To Segments [Abstract]
Consolidated operating income (loss)		1,303	1,575	1,478
Amounts Not Allocated To Segments [Abstract]
Revenues		5,040	5,103	4,837
Cost of Sales		2,293	2,197	2,111
R&D expenses		247	229	220
S&M expenses		902	826	767
G&A expenses		295	272	263
Other		1	3	(2)
Segment profit		1,303	1,575	1,478
International Markets [Member]
Amounts Allocated To Segments [Abstract]
Consolidated operating income (loss)		336	440	465
Amounts Not Allocated To Segments [Abstract]
Revenues		2,162	2,463	2,351
Cost of Sales		1,116	1,229	1,191
R&D expenses		103	112	104
S&M expenses		475	534	487
G&A expenses		147	150	142
Other		(14)	(2)	(39)
Segment profit		336	440	465
Corporate Segment [Member]
Amounts Allocated To Segments [Abstract]
Consolidated operating income (loss)		4,952	4,234	4,258
Amounts Not Allocated To Segments [Abstract]
Segment profit		4,952	4,234	4,258
Other Segments [Member]
Amounts Allocated To Segments [Abstract]
Consolidated operating income (loss)		(47)	96	103
Amounts Not Allocated To Segments [Abstract]
Segment profit		$ (47)	$ 96	$ 103